ORDINARY SHARES CONTINGENTLY REDEEMABLE (Tables)	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES CONTINGENTLY REDEEMABLE
Schedule of ordinary shares contingently redeemable

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Ordinary shares contingently redeemable ending balance	102,638	72,699	10,396